Loss Per Share (Details 1) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding	6,554,454	1,715,120	1,343,867
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding	1,783,567	480,660
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding		1,230,945
Series A 1 Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding	54,737
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding	124,810
Earnout [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding	587,747
M T S Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding	83,334
Prefunded Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding	1,253,592
Regular Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding	2,666,667
Stock Subscriptions [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding		3,515	87,141
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding			1,256,726